CORE DEPOSIT INTANGIBLE	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
CORE DEPOSIT INTANGIBLE

NOTE 6 - CORE DEPOSIT INTANGIBLE

The gross carrying value and accumulated amortization of the core deposit intangible is presented below:

	December 31,
	2014	2013
Core deposit intangible	$3,258,000	$3,258,000
Less accumulated amortization	(3,062,000)	(2,987,000)

	$196,000	$271,000

Amortization expense on core deposit intangible for the years ended December 31, 2014 and 2013 was $75,000 and $264,000, respectively.

Estimated future amortization expense on our remaining core deposit intangible is as follows:

Year Ending December 31,	Amount
2015	$58,000
2016	58,000
2017	58,000
2018	22,000